Goodwill and Other Intangible Assets - Schedule of Carrying Amounts of Goodwill and Acquired Intangible Assets not Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Indefinite-lived Intangible Assets [Line Items]
Goodwill	$ 6,780,827	$ 6,780,827	$ 6,780,827
Intangible Assets	2,458,100	2,458,100	2,458,100
Goodwill [Member]
Indefinite-lived Intangible Assets [Line Items]
Goodwill	6,780,827	6,780,827	6,780,827
Trade name [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible Assets	70,400	70,400	70,400
Orbital Locations [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible Assets	$ 2,387,700	$ 2,387,700	$ 2,387,700